Share Capital - Option Transaction (Parenthetical) (Details)			3 Months Ended
	Sep. 01, 2024 yr Equityinstruments $ / shares shares	Sep. 25, 2023 Equityinstruments $ / shares	Sep. 30, 2024 yr Equityinstruments $ / shares	Sep. 30, 2023 yr	Sep. 01, 2026 shares	Sep. 01, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | Equityinstruments		1,000,000	1,063,394
Exercise price | $ / shares		$ 2.96	$ 1.15
Period | yr			5	5
Granted to Corporation Controlled By Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | Equityinstruments	2,000,000
Exercise price | $ / shares	$ 1.36
Period | yr	5
Options vested | shares	666,666
Granted to Corporation Controlled By Officer | Events After Reporting Period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options will vest | shares					666,668	666,666